LEASES - Future minimum payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	$ 40,091	$ 40,691
Present value of payments	33,123	33,308	$ 20,875
Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	40,091	40,691
Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	33,468	33,308
Within one year
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	5,071
Within one year | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	5,071	4,644
Within one year | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	4,995	4,535
After one year but not more than five years | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	16,024	15,157
After one year but not more than five years | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	14,369	13,582
More than five years | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	18,996	20,890
More than five years | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	$ 14,104	$ 15,191